Application of estimates and judgments	12 Months Ended
Dec. 31, 2021
Application of estimates and judgments

3 Application of estimates and judgments

In preparing these financial statements, Management has made judgments and estimates that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates due to differences in the variables, assumptions or conditions used in making estimates.

Judgments and estimates are reviewed on an ongoing basis and are based on historical experience and other factors, including expectations of future events that are deemed reasonable under the circumstances. Revision to estimates is recognized prospectively.

Critical judgments and estimates applied by the Company in the preparation of these financial statements are presented in the following notes:

3.1 Assumptions and estimation uncertainties

- Note 12(c): Impairment test of property, plant and equipment: key assumptions underlying recoverable amounts.

- Note 13.1: Impairment test of goodwill: key assumptions underlying recoverable amounts.

- Note 20.2: Application of hedge accounting: key assumptions underlying a highly probable forecast transaction.

- Note 22.2(c): Recognition of deferred tax assets: availability of future taxable income against which deductible temporary differences and tax losses carryforward can be utilized.

- Note 23(a): Recognition and measurement of provisions for recovery of environmental damages: main assumptions regarding the probability and magnitude of the outflow of resources.

- Note 24: Recognition and measurement of provisions for lawsuits: main assumptions regarding the probability and magnitude of the outflow of resources.

- Note 26: Recognition and measurement of provision for costs arising from the geological event in Alagoas: main assumptions regarding the probability and magnitude of the outflow of resources.